Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 16, 2017
Business Acquisition [Line Items]
Payments to acquire businesses	$ 270	$ 92	$ 12
Other Assets
Noncurrent receivables	2,120	2,110
Advertising
Advertising expense	426	373	338
Provision For Doubtful Accounts
Provision for doubtful accounts charged to expense	$ 5	$ 12	$ 9
Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	4 years
Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	40 years
Discontinued Operations [Member] | CBS Radio [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Shares received in exchange offer (in shares)				17,854,689
Discontinued Operations [Member] | CBS Radio [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares exchanged in exchange offer (in shares)				101,400,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,000,000	4,000,000	4,000,000